Note 8 - Mortgage Servicing Rights - Mortgage Servicing Rights Under Amortization Method (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Balance at beginning of period	$ 0
Servicing rights retained from loans sold	1,597
Amortization	(532)
Valuation Allowance Provision	0
Balance at end of period	1,065
Fair value, end of period	$ 1,252